Related Party Transactions, Baltimore Headquarters Lease (Details) - USD ($)	6 Months Ended
	Jan. 31, 2023	Aug. 03, 2022	Oct. 31, 2022	Jan. 31, 2022
Related Party Transaction [Line Items]
Rent expense	$ 200,000	$ 200,000
Capitalized leasehold improvements	100,000
Leasehold improvements	100,000			$ 200,000
Net of accumulated depreciation	100,000			200,000
Prepaid rent	$ 0			$ 0
Security deposit			$ 100,000